INCOME TAXES - Schedule of Income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current income taxes
Current year	$ (66)	$ (64)	$ (67)
Total current income taxes	(66)	(64)	(67)
Deferred income taxes
Movement of temporary differences and losses	(8)	0	2
Total deferred tax (expense) / benefit	(8)	0	2
Income tax expense	$ (74)	$ (64)	$ (65)